UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March, 31, 2011

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_]   is a restatement.
                                           [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital Master Fund, Ltd.

Address:   Gardenia Court, Suite 3307
           45 Market Street, Camana Bay
           P.O. Box 896
           Grand Cayman KY1-1103
           Cayman Islands

Form 13F File Number:      028-13335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Manley
Title:   Chief Financial Officer
Phone:   (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley           White Plains, New York             May 16, 2011
--------------------       ---------------------------       -----------------
     [Signature]               [City, State]                      [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

028-13333                         Kingdom Ridge Capital, L.L.C.
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SK 26148 0001 1194838